SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Foreign loss not recognized in PRC	(20.00%)	(12.00%)
Permanent difference and others	(5.00%)
Change in valuation allowance	(0.00%)	(65.00%)
Effective tax rate	(0.00%)	(52.00%)